Feb. 12, 2020

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control – Edgar

RE:	RiverSource Life Insurance Company

RiverSource Variable Account 10

Post-Effective Amendment No.1 on Form N-4

File Nos. 333-230376/811-07355

RiverSource RAVA 5 Advantage® Variable Annuity

(offered for contract applications signed on or after April 29, 2019)

Dear Mr. Cowan:

On behalf of RiverSource Variable Account 10 (“Registrant”), RiverSource Life Insurance Company (“Company”) is filing electronically Registrant’s Post-Effective Amendment No.1 (“Amendment 1”) on Form N-4 pursuant to Rule 485(a) of the Securities Act of 1933 (“1933 Act”).

The purpose of this filing is to make the following changes to the RiverSource RAVA 5 Advantage® Variable Annuity (offered for contract applications signed on or after April 29, 2019) prospectus:

•	Increase of the maximum and current fees for the new sales of the optional SecureSource Legacy (SSL) rider;

•

Change to the SSL rider termination provision for the SSL riders sold on or after 5/4/2020 – current rider terminates when the Contract Value is zero; for the riders sold on or after 5/4/2020, a reduction of the guaranteed minimum death benefit amount to zero will terminate the rider;

•	Change prior notice time period for the Prospectus Rate Sheet Supplement from “14 days” to “7 calendar days” and add the Base Doubler duration to the Base Doubler Age provision; and

•	Other non-material changes.

Registrant intends this filing to serve as a Template Filing for the following product filings which are all filed under Form N-4:

Product Name	1933 Act #	1940Act #	Registrant Name	Life Insurance Company Name
RiverSource Retirement Advisor 5 Choice Variable Annuity	333-229360	811-07355	RiverSource Variable Account 10	RiverSource Life Insurance Company

RiverSource RAVA 5 Advantage Variable Annuity (offered for contract applications signed on or after April 29, 2019)	333-229361	811-07623	RiverSource of New York Variable Annuity Account	RiverSource Life Insurance Co. of New York

RiverSource Retirement Advisor 5 Choice Variable Annuity	333-230375	811-07623	RiverSource of New York Variable Annuity Account	RiverSource Life Insurance Co. of New York

Registrant will submit a request in accordance with Rule 485(b)(1)(vii) under the 1933 Act, under separate cover.

In connection with this request the Company confirms that:

•	The disclosure changes in the Template Filing will be substantially identical to disclosure changes to be reflected in the Replicate Filings;

•	The Replicate Filings will incorporate changes made to the disclosure included in the Template Filing to resolve any Staff comments thereon; and

•	The Replicate Filings will not include any other changes that will otherwise render them ineligible for filing pursuant to Rule 485(b) under the 1933 Act.

If you have any questions regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449. Thank you for your attention to this matter.

Sincerely,

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel and Assistant Secretary